UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary shares	Treasury shares	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2022	$ 5,497	$ (4)	$ 342,739,268	$ (849,305)	$ (258,805,106)	$ 83,090,350
Balance at the beginning (in shares) at Dec. 31, 2022	54,965,710
Balance at the beginning, Treasury shares (in shares) at Dec. 31, 2022		(1)
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net loss					(4,108,806)	(4,108,806)
Other comprehensive income (loss)				(407,330)		(407,330)
Exercise of share options (Note 7)	$ 1		5,499			$ 5,500
Exercise of share options (Note 7) (in shares)	10,000					10,000
Issuance of ordinary shares under performance incentive plan (Note 7)	$ 16		183,584			$ 183,600
Issuance of ordinary shares under performance incentive plan (Note 7) (in shares)	156,725
Share-based compensation	$ 42		4,030,172			4,030,214
Share-based compensation (in shares)	425,905
Balance at the end at Jun. 30, 2023	$ 5,556	$ (4)	346,958,523	(1,256,635)	(262,913,912)	82,793,528
Balance at the end (in shares) at Jun. 30, 2023	55,558,340
Balance at the end, Treasury shares (in shares) at Jun. 30, 2023		(1)
Balance at the beginning at Dec. 31, 2023	$ 5,547	$ (4)	350,105,518	(1,800,088)	(277,751,476)	$ 70,559,497
Balance at the beginning (in shares) at Dec. 31, 2023	55,470,840					55,145,839
Balance at the beginning, Treasury shares (in shares) at Dec. 31, 2023		(1)				(1)
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net loss					(17,011,716)	$ (17,011,716)
Other comprehensive income (loss)				500,285		500,285
Exercise of share options (Note 7)	$ 7		62,407			$ 62,414
Exercise of share options (Note 7) (in shares)	72,641					72,641
Share-based compensation			2,477,108			$ 2,477,108
Balance at the end at Jun. 30, 2024	$ 5,554	$ (4)	$ 352,645,033	$ (1,299,803)	$ (294,763,192)	$ 56,587,588
Balance at the end (in shares) at Jun. 30, 2024	55,543,481					55,338,480
Balance at the end, Treasury shares (in shares) at Jun. 30, 2024		(1)				(1)